EQUITY - Reserves (Details)	12 Months Ended
Dec. 31, 2024
EQUITY.
Minimum legal reserve transfer as a percentage of net income	5.00%
Maximum legal reserve balance as a percentage of total paid-in capital	20.00%
Investments and working capital reserve, annual percentage	5.00%